DERIVATIVE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
DERIVATIVE ASSETS AND LIABILITIES
Gain (losses) from cash flow hedges	$ (13,151,841)	$ (813,844)	$ (42,836,575)
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities				$ 360.0
Derivative financial assets held for hedging	87,446,662
Gains on hedging instrument in other equity reserves	14,089,111
Gain (losses) from cash flow hedges	25,302,080
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	(207,802)
Derivative Instrument Raw Material Purchases | Forward contract | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	669,527
Gain (losses) from cash flow hedges	7,583,354
Notional amount				$ 56.8	$ 62.8
Derivative financial liabilities held for hedging	130,829
Accumulated gain loss on derivative financial instruments	$ 397,151